Other Operating Income - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Other operating income from related parties	$ 71	$ 43	$ 140
Other operating income - other	112	0	40
Total other operating income	$ 183	$ 43	$ 180